LOAN AGREEMENTS (Details) - Credit Agreement [Member] - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Term loan - Independent Bank	$ 5,379,000	$ 0
Term loan - Heartland, net of deferred financing costs	$ 0	2,492,000
Unamortized debt discount		(37,911)
Less: amount due within one year		(2,712,089)
Term loan - Heartland due after one year		$ 0